INCOME TAXES - Changes in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in valuation allowance
Balance at beginning of period	$ (7,278)	$ (3,096)
Charges to Expenses	(6,147)	(4,182)
Balance at end of period	$ (13,425)	$ (7,278)